SIGNIFICANT ACCOUNTING POLICIES (Schedule of Financial Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	$ 547,131	$ 337,947
Total financial liabilities	696	2,596
Foreign currency derivative contracts liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets		2,596
Total financial liabilities	696
Money Market Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	204,067	265,157
Government and corporate debentures - fixed interest rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	284,321	69,217
Government Sponsored Enterprises Less Than A Year [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	30,132
Government and corporate debentures - floating interest rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	27,146	1,000
Foreign currency derivative contracts assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	1,465	2,573
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	204,067	265,157
Total financial liabilities
Level 1 [Member] | Money Market Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	204,067	265,157
Level 1 [Member] | Government and corporate debentures - fixed interest rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 1 [Member] | Government-sponsored enterprises [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 1 [Member] | Government and corporate debentures - floating interest rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 1 [Member] | Foreign currency derivative contracts assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	343,064	72,790
Total financial liabilities	696	2,596
Level 2 [Member] | Foreign currency derivative contracts liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets		2,596
Total financial liabilities	696
Level 2 [Member] | Money Market Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 2 [Member] | Government and corporate debentures - fixed interest rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	284,321	69,217
Level 2 [Member] | Government-sponsored enterprises [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	30,132
Level 2 [Member] | Government and corporate debentures - floating interest rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	27,146	1,000
Level 2 [Member] | Foreign currency derivative contracts assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	1,465	2,573
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Total financial liabilities
Level 3 [Member] | Money Market Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 3 [Member] | Government and corporate debentures - fixed interest rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 3 [Member] | Government-sponsored enterprises [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 3 [Member] | Government and corporate debentures - floating interest rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Level 3 [Member] | Foreign currency derivative contracts assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets